Supplemental Cash Flow Information - Summary of Non Cash Investing and Financing Activities (Detail) - CAD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Value of shares issued in business combination				$ 8,186,620	$ 13,320,000
Value of shares issued on AirFusion asset acquisition				820,000
Settlement of liabilities through issuance of common shares or RSUs				143,002	84,252
Non-cash accretion of interest included in finance cost	$ 1,274,689	$ 1,572,967	$ 3,015,294	2,145,706	909,158
Non-cash broker warrants compensation		$ 372,947	294,894
Non-cash underwriter warrants compensation			162,947
Non-cash warrants consideration associated with credit facility			195,066
Shares issued to extinguish the loan from Flow Capital					606,495
Addition to right-of-use assets	6,874,258			599,861	468,703
Addition to lease liabilities	$ 6,758,036			599,861	$ 586,000
Two Thousand Twenty One Debentures [Member]
Statements [Line Items]
Value of shares issued on conversion			$ 14,436,728
Two Thousand Nineteen Debentures [Member]
Statements [Line Items]
Value of shares issued on conversion				$ 50,000